Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance for the year ended March 31, 2026 consists of the following:

Yen in millions
For the year ended March 31,
2026
Liabilities for quality assurance at beginning of year	1,965,748
Additional provisions	1,008,635
Utilization	(782,028)
Reversals	(84,448)
Unwinding of discount and effect of change in discount rate	38,722
Other	(48,686)

Liabilities for quality assurance at end of year	2,097,943

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures
The table below shows the net changes in liabilities for recalls and other safety measures which are included in liabilities for quality assurance above for the year ended March 31, 2026.

Yen in millions
For the year ended March 31,
2026
Liabilities for recalls and other safety measures at beginning of year	1,236,465
Additional provisions	844,899
Utilization	(611,331)
Reversals	(8,562)
Unwinding of discount and effect of change in discount rate	38,722
Other	(69,081)

Liabilities for recalls and other safety measures at end of year	1,431,112